SCHEDULE OF FAIR VALUE OF THE STOCK BASED COMPENSATION (Details)	9 Months Ended
Sep. 30, 2023 $ / shares
Share-Based Payment Arrangement [Abstract]
Exercise period	5 years
Share price on the issuance date	$ 0.0001
Volatility	64.22%
Expected dividend rate	0.00%
Risk-free interest rate	2.88%